Segments Segment Narrative (Details)	6 Months Ended
Jun. 30, 2020 deadWeightTon
Segment Reporting Information [Line Items]
Number of Reportable Segments	2
DWT	3,367,800
Minimum [Member]
Segment Reporting Information [Line Items]
DWT	30,000
Minimum [Member] | Kamsarmax pool [Member]
Segment Reporting Information [Line Items]
DWT	82,000
Minimum [Member] | Ultramax pool [Member]
Segment Reporting Information [Line Items]
DWT	60,200
Maximum [Member] | Kamsarmax pool [Member]
Segment Reporting Information [Line Items]
DWT	84,000
Maximum [Member] | Ultramax pool [Member]
Segment Reporting Information [Line Items]
DWT	64,000